CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 243,657	$ 130,682	$ 94,787
Voyage Expenses	(173,410)	(38,670)	(14,921)
Vessel Operating Expenses - excluding depreciation expense presented below	(64,924)	(63,965)	(54,859)
General and Administrative Expenses	(19,555)	(14,700)	(15,394)
Depreciation Expenses	(74,375)	(69,219)	(64,626)
Impairment Loss on Vessel	0	(12,030)	0
Loss on Contract	(5,000)	0	(16,200)
Net Operating Loss	(93,608)	(67,902)	(71,213)
Interest Income	146	357	1,187
Interest Expenses	(11,518)	(5,854)	(2,130)
Equity income	40	0	0
Other Financial Income (Expenses)	(391)	207	(142)
Total Other Expenses	(11,723)	(5,290)	(1,085)
Net Loss before income taxes	(105,331)	(73,192)	(72,298)
Income Tax Expense	(86)	0	0
Net Loss	$ (105,417)	$ (73,192)	$ (72,298)
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.64)	$ (1.39)	$ (1.53)
Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.64)	$ (1.39)	$ (1.53)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	64,101,923	52,547,623	47,159,402
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	64,101,923	52,547,623	47,159,402
Cash Dividends per share (in dollars per share)	$ 0.64	$ 1.20	$ 1.15